Segment Reporting (Details Narrative) (10K) - LendingClub Corp [Member] - Segment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Number of operating segments	1	1
Number of reportable segments	1	1